Revenue - Schedule of Disaggregation of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue by geography:
Revenue	$ 1,026	$ 768	$ 1,470
% of Revenue	100.00%	100.00%	100.00%
Sweden [Member]
Revenue by geography:
Revenue	$ 747	$ 224	$ 247
% of Revenue	72.80%	29.20%	16.80%
USA [Member]
Revenue by geography:
Revenue	$ 204	$ 220	$ 148
% of Revenue	19.90%	28.60%	10.10%
China (excluding Hong Kong) [Member]
Revenue by geography:
Revenue	$ 6	$ 254	$ 639
% of Revenue	0.60%	33.10%	43.50%
Hong Kong [Member]
Revenue by geography:
Revenue	$ 16		$ 266
% of Revenue	1.50%		18.10%
Germany [Member]
Revenue by geography:
Revenue		$ 20	$ 81
% of Revenue		2.60%	5.50%
Israel [Member]
Revenue by geography:
Revenue	$ 53	$ 50	$ 50
% of Revenue	5.20%	6.50%	3.40%
Other [Member]
Revenue by geography:
Revenue			$ 39
% of Revenue			2.60%